Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Schedule of future cash outflows

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows
Lease commitments not commenced	$—	$—	$1,437	$17,718	$19,155